Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Liabilities:
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	$ 500	$ 7,200
Fair Value, Inputs, Level 1
Assets:
Marketable Securities	348	289
Liabilities:
Net Assets	348	289
Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	238	15
Foreign exchange forward contracts designated as hedging instruments	2,226	454
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(308)	(175)
Foreign exchange forward contracts designated as hedging instruments	(36)	(235)
Net Assets	2,120	59
Level 3 [Member]
Assets:
Convertible Debt, Fair Value Disclosures	26,380	15,400
Liabilities:
Contingent consideration	(5,843)	(12,513)
Net Assets	$ 20,537	$ 2,887